Stock compensation - Warrants (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2022	Jan. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Stock compensation
Number of shares issuable per warrant			1
Warrants exercisable			$ 2.81
Stock compensation expense			$ 4,400,000
Stock warrants
Stock compensation
Granted, Stock options		5,000
Warrant purchase price	$ 150,000	$ 150,000
Number of shares issuable per warrant		1
Warrants exercisable		$ 1,512
Exercise period		10 years
Aggregate fair value as of grant date		$ 1,376,800
Stock compensation expense				$ 1,226,800
Estimated fair value of the stock warrants
Risk-free interest rate				1.78%
Expected volatility				35.00%
Expected life (in years)				6 years 4 months 24 days
Fair value				$ 275.4
Warrants exercised				0